Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of Goodwill [Table Text Block]

The following is a summary of activity in goodwill by reportable segment.

	Driver IC	Non-driver products	Consolidated Total
	(in thousands)

Balance, December 31, 2010	$26,846	-	26,846
Balance, December 31, 2011	$26,846	-	26,846
Balance, December 31, 2012	$26,846	1,292	28,138

Schedule of Earnings Per Share Reconciliation [Table Text Block]

Basic and diluted earnings per ordinary share have been calculated as follows:

	Year Ended December 31,
	2010	2011	2012

Net income attributable to Himax Technologies, Inc. stockholders (in thousands)	$33,206	10,706	51,596
Denominator for basic earnings per ordinary share:
Weighted average number of ordinary shares outstanding (in thousands)	355,037	353,771	341,056
Basic earnings per ordinary share attributable to Himax Technologies, Inc. stockholders	$0.09	0.03	0.15

Schedule Of Earnings Per Share Reconciliation Under Treasury Stock Method [Table Text Block]

Contingently issuable ordinary shares underlying the unvested RSUs granted to employees are included in the calculation of diluted earnings per ordinary share based on treasury stock method. In 2011, the unvested 437,029 RSUs (represents 874,058 ordinary shares) which will vest in 2012 were excluded as their effect would be anti-dilutive.

	Year Ended December 31,
	2010	2011	2012

Net income attributable to Himax Technologies, Inc. stockholders (in thousands)	$33,206	10,706	51,596
Denominator for diluted earnings per ordinary share:
Weighted average number of ordinary shares outstanding (in thousands)	355,037	353,771	341,056
Unvested RSUs (in thousands)	653	56	468
	355,690	353,827	341,524
Diluted earnings per ordinary share attributable to Himax Technologies, Inc. stockholders	$0.09	0.03	0.15

Schedule Of Changes In CompanyS Ownership Interests In Subsidiaries [Table Text Block]

The effects of changes in the Company’s ownership interests in its subsidiaries on Himax Technologies, Inc. equity are set forth as follows:

	Year Ended December 31,
	2010	2011	2012

Net income attributable to Himax Technologies, Inc. stockholders	$33,206	10,706	51,596
Transfers (to) from the noncontrolling interests:
Increase (decrease) in Himax Technologies, Inc.’s paid-in capital for sale of shares of subsidiaries	652	(382)	501
Change from net income attributable to Himax Technologies, Inc. stockholders and transfers from noncontrolling interests	$33,858	10,324	52,097